PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

7.    PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

	As of December 31,
	2019	2020
	RMB	RMB	US$
Deductible input VAT	494,013	606,520	92,953
Prepaid rental and deposits	146,920	241,718	37,044
Prepayments for materials and advertising fees	35,730	19,677	3,016
Interest receivables	2,818	5,975	916
Payments in relation to Fabricated Transactions	992,673	—	—
Others	46,699	61,607	9,442
	1,718,853	935,497	143,371
Less: allowance for unrecoverable payments in relation to Fabricated Transactions and other prepayments	(58,414)	—	—

	1,660,439	935,497	143,371

The payments in relation to Fabricated Transactions represents the cash paid to certain implicated third-party entities in the Fabricated Transactions in 2019 to inflate cost and expenses. Part of the balance in the total amount of RMB942,844 (US$144,497) was collected in the first half of year 2020. Allowance for doubtful accounts for the uncollected portion of RMB49,829 (US$7,637) was provided in 2019, because the Company’s management considered, after various steps taken, that it is probable that the amount will not be collected in the future, and the balance was not collected as of the issuance date of this report. See “Note 21 Subsequent events- independent investigation and related matters” in 2019 Form 20-F. The Group is in the process of taking further legal action against these entities.